3. EarningsPerShareTextBlock: Schedule of Common Stock Equivalents (Details)	Dec. 31, 2013	Dec. 31, 2012
Details
Exercise of outstanding common stock options and warrants	10,648,676	4,111,587
Conversion of Series C preferred stock		480,000
Conversion of Series D preferred stock	225,000	3,888,440
Conversion of Series E preferred stock	623,384
Conversion of Series F preferred stock	4,353,000
Conversion of debt	80,000	272,250
Issuance of employee restricted shares	17,250	40,200
Total common stock equivalents	15,947,310	8,792,477